Stock Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock-based compensation expense
	Three Months Ended March 31,
	2015	2014
Employee stock-based compensation - option grants	$368,691	$14,791
Employee stock-based compensation - stock grants	-	-
Non-Employee stock-based compensation - option grants	82,250	920,261
Non-Employee stock-based compensation - stock grants	-	156,000
Non-Employee stock-based compensation-stock warrant	-	-

Total	$453,941	$1,091,052

	Years Ended December 31,
	2014	2013
Employee stock based compensation-option grants	$2,392,542	$258,511
Employee stock based compensation-stock grants	-	–
Non-Employee stock based compensation-option grants	213,265	347,138
Non-Employee stock based compensation-stock grants	-	1,048,091
Non-Employee stock based compensation-stock warrant	512,000	111,334
	$3,117,807	$1,765,074